Principles of consolidation	12 Months Ended
Dec. 31, 2024
Principles Of Consolidation
Principles of consolidation

4	Principles of consolidation

The consolidated financial statements comprise the financial statements of NEXA and its direct and indirect subsidiaries (“subsidiaries”), which reflect the assets, liabilities and transactions of the Parent Company and its subsidiaries. Intercompany balances and transactions, which include unrealized profits, are eliminated. A list of the most relevant companies, including subsidiaries, associates and joint operations, and the accounting policies applied in the preparation of the consolidated financial statements are described below.

	Percentage of shares		Company	Headquarter	Functional	Activities
	2024	2023	Controls		Currency
Subsidiaries
Nexa Recursos Minerais S.A. – "NEXA BR"	100	100	Directly	Brazil	Real – BRL	Mining / Smelting
Nexa Resources Cajamarquilla S.A. - "NEXA CJM"	99.99	99.99	Directly	Peru	US Dollar - USD	Smelting
Nexa Resources US. Inc.	100	100	Directly	United States	US Dollar – USD	Trading
Exploraciones Chimborazo Metals & Mining	100	100	Directly	Ecuador	US Dollar – USD	Holding and others
L.D.O.S.P.E. Geração de Energia e Participações Ltda.	100	100	Indirectly	Brazil	Real – BRL	Energy
L.D.Q.S.P.E. Geração de Energia e Participações Ltda.	100	100	Indirectly	Brazil	Real – BRL	Energy
L.D.R.S.P.E. Geração de Energia e Participações Ltda.	100	100	Indirectly	Brazil	Real – BRL	Energy
Mineração Santa Maria Ltda.	99.99	99.99	Indirectly	Brazil	Real – BRL	Mining projects
Pollarix S.A. - "Pollarix" (i)	33.33	33.33	Indirectly	Brazil	Real – BRL	Energy
Karmin - Holding Ltda.	100	100	Indirectly	Brazil	Real - BRL	Holding and others
Mineração Rio Aripuanã Ltda.	100	100	Indirectly	Brazil	Real – BRL	Holding and others
Votorantim Metals Canada Inc.	100	100	Indirectly	Canada	Canadian dollar – CAD	Holding and others
Nexa Resources El Porvenir S.A.C. – “El Porvenir”	99.99	99.99	Indirectly	Peru	US Dollar – USD	Mining
Minera Pampa de Cobre S.A.C (ii)	-	99.99	Indirectly	Peru	US Dollar – USD	Mining
Nexa Resources Perú S.A.A. – "NEXA Peru"	83.55	83.55	Indirectly	Peru	US Dollar – USD	Mining
Nexa Resources Atacocha S.A.A. - "NEXA Atacocha" (iii)	86.65	66.62	Indirectly	Peru	US Dollar – USD	Mining
Nexa Resources UK Ltd. – "NEXA UK"	100	100	Indirectly	United Kingdom	US Dollar – USD	Mining
Nexa Energy Comercializadora de Energia Ltda.	100	-	Indirectly	Brazil	Real – BRL	Energy
Associates
Campos Novos Energia S.A. – "Enercan"	22.44	22.44		Brazil	Real - BRL	Energy

(i) Nexa, through its wholly owned subsidiary NEXA BR, holds 100% of the common shares of Pollarix (representing 33% of the total shares) which have the total voting rights. Auren a subsidiary of VSA, holds 100% of the preference shares (representing 67% of the total shares), which have the right to receive dividends 93% higher than the amount received by each common share.

(ii) On December 20, 2024, the Group sold 100% of the common shares of Minera Pampa de Cobre S.A.C, for further information refer to note 1(a).

(iii) For further details about this change refer to note 30 (h).

(a)	Subsidiaries

Subsidiaries include all entities over which the Company has control. The Company controls an entity when it (i) has the power over the entity; (ii) is exposed, or has the right, to variable returns from its involvement with the entity; and (iii) has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company, except when the predecessor basis of accounting is applied. Subsidiaries are unconsolidated from the date that control ceases.

Accounting policies of subsidiaries are usually consistent with the policies adopted by the Company. If there are differences, an adjustment is made in the consolidation process.

Non-controlling interests in the subsidiaries’ equity and results are shown separately in the consolidated balance sheet, income statement, statement of comprehensive income and statement of changes in shareholders’ equity. A change in a subsidiary’s ownership interest, without loss of control, is accounted for as an equity transaction.

If the Company loses control over a subsidiary, it derecognizes the related assets, liabilities, non-controlling interests and other equity components and any resultant gain or loss is recognized in the income statement. Any investment retained is recognized at fair value.

In general, there is a presumption that a majority of voting rights results in control. When the Company has less than a majority of the voting rights of an investee, it considers all relevant facts and circumstances to determine whether it has control over the investee. This may include contractual arrangements with the other holders of voting rights in the investee; rights arising from other contractual arrangements; and the Company’s voting rights and potential voting rights that will give it the practical ability to direct the relevant activities of the investee unilaterally.

Intercompany transactions, balances, and unrealized gains on transactions between companies in the consolidated group are eliminated in full on consolidation. Unrealized losses are also eliminated unless the transaction indicates impairment of the transferred asset.

(b)	Associates

Associates are initially recognized at cost and adjusted thereafter by the equity method of accounting. An entity is considered to be an associate when the Company is able to exercise significant influence over the financial and operating policy decisions of the entity, without having control of the entity.

(c)	Transaction with non-controlling interests

Transactions with non-controlling interests that do not result in a loss of control are recognized within shareholders’ equity as transactions with equity owners of the consolidated group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in Additional paid in capital within shareholders’ equity.

(d)	Foreign currency translation
(i)	Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which each entity operates (“the functional currency”). The Company’s consolidated financial statements are presented in US Dollars ("USD"), which is NEXA’s functional currency and the Company’s reporting currency.

(ii)	Transactions and balances

Foreign currency transactions are initially recorded by each of the Company’s entities at their respective functional currency spot rates at the date the transaction is recognized. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the functional currency spot rate at the end of each reporting period are recognized in the income statement. Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rate at the date of the initial transaction. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.

(iii)	Consolidated entities

The results of operations and financial position of the Company’s entities that have a functional currency different from the Company’s reporting currency are translated into the reporting currency as follows:

•	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
•	Income and expenses for each income statement and statement of comprehensive income presented are translated at average exchange rates for the annual period of that income statement and statement of comprehensive income, which are a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates; and

All resulting exchange differences are recognized in other comprehensive income and accumulated in a separate component of shareholders’ equity. When a foreign operation is totally or partially disposed, the translation adjustments that were previously recorded in equity are reclassified to the income statement.